Fixed assets (Tables)	12 Months Ended
Dec. 31, 2025
Fixed Assets [Abstract]
Schedule of Fixed Assets
The accounting policy on fixed assets and impairment of non-financial assets is presented in Notes 2c VIII, 2c X.

Fixed assets	12/31/2025
	Annual depreciation rates	Cost	Depreciation	Impairment	Residual
Real Estate		10,414	(4,153)	(434)	5,827
Land		1,965	-	-	1,965
Buildings and improvements	4% to 10%	8,449	(4,153)	(434)	3,862
Other fixed assets		20,674	(13,798)	(68)	6,808
Installations and furniture	10% to 20%	3,638	(2,781)	(17)	840
Data processing systems	20% to 50%	9,504	(8,231)	(51)	1,222
Works of art		155	—	—	155
Right of use		4,943	(1,395)	—	3,548
Other (1)	10% to 20%	2,434	(1,391)	-	1,043
Total		31,088	(17,951)	(502)	12,635
1) Other refers to negotiations of Fixed assets in progress and other communication, security and transportation equipment.

Fixed assets	12/31/2024
	Annual depreciation rates	Cost	Depreciation	Impairment	Residual
Real Estate		9,738	(3,934)	(244)	5,560
Land		1,997	-	-	1,997
Buildings and improvements	4% to 10%	7,741	(3,934)	(244)	3,563
Other fixed assets		21,176	(13,405)	(68)	7,703
Installations and furniture	10% to 20%	3,524	(2,693)	(17)	814
Data processing systems	20% to 50%	9,424	(7,991)	(51)	1,382
Right of use (1)		5,431	(1,361)	-	4,070
Other (2)	11% to 20%	2,797	(1,360)	-	1,437
Total		30,914	(17,339)	(312)	13,263
1) For better presentation and comparability, comparative balances have been reclassified according to current criteria.
2) Other refers to negotiations of Fixed assets in progress and other communication, security and transportation equipment.